Commitments and Contingencies (Details)		6 Months Ended		12 Months Ended
	Nov. 30, 2025 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Commitments and Contingencies [Abstract]
Total fine	$ 250,000
Monthly payment	$ 25,000
Accrued provision for legal proceedings		$ 38,637	$ 50,000	$ 200,000